INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of current and deferred components of income taxes

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	31,543	379	2,903
Deferred tax benefits	(20,798)	(66,254)	(18,725)
Income tax expenses/(benefit)	10,745	(65,875)	(15,822)

Schedule of deferred tax assets

	As of December 31,
	2022	2023
	RMB	RMB
Accrued expenses and other current liabilities	46,958	47,001
Net operating loss carry forwards	178,689	183,694
Intra-entity transfer of certain intangible assets	26,726	70,607
Total deferred tax assets	252,373	301,302
Less: valuation allowance	(42,187)	(71,261)
Deferred tax assets, net	210,186	230,041

Schedule of reconciliation between the income tax expense computed by applying the statutory rate and the actual income tax expense

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income/(loss) before income tax	106,669	(372,533)	(236,786)
Tax expense/(benefit) at PRC enterprise income tax rate of 25%	26,667	(93,133)	(59,197)
Effect of preferential tax rates	(19,387)	29,784	1,938
Tax effect of permanence differences	(34,587)	(53,808)	(9,022)
Effect of income tax rate differences in other jurisdictions	23,666	16,071	21,385
Change in tax rate	9,549	—	—
Changes in valuation allowances	4,837	35,211	29,074
Income tax expenses/(benefits)	10,745	(65,875)	(15,822)